Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Computation of Basic and Diluted Net Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss		$ 8,995	$ 13,945	$ 24,221
Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]	510,227,715	359,048,638	234,998,859
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, diluted	[1]	510,227,715	359,048,638	234,998,859
Net loss per share attributable to ordinary shareholders, basic		$ 0.018	$ 0.039	$ 0.103
Net loss per share attributable to ordinary shareholders, diluted		$ 0.018	$ 0.039	$ 0.103

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.